Risk management, funding and liquidity risk and market risk - Key parameters of VaR (Details)	12 Months Ended
Sep. 30, 2025
Net market risk
Key parameters of VaR
Confidence level	99.00%
Traded market risk
Key parameters of VaR
Holding period	1 day
Confidence level	99.00%
Period of historical data used	1 year
Non-traded market risk
Key parameters of VaR
Holding period	1 year
Confidence level	99.00%
Period of historical data used	6 years